August 29, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Jackson National Separate Account V (Advantage)
File Nos. 333-70697 and 811-09119

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement and statement of additional information supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please contact me at 517-367-3872.

Very truly yours,

/s/  FRANK J. JULIAN

Frank J. Julian
Assistant Vice President
and Associate General Counsel